RETIREMENT BENEFITS - Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 8,531	$ 9,757	$ 8,251
Interest cost	21,668	21,949	31,350
Expected return on plan assets	(25,193)	(27,136)	(34,887)
Amortization of prior service credits	(606)	(609)	(468)
Recognized net actuarial losses (gains)	5,074	6,855	4,104
Net periodic benefit cost (income)	9,474	10,816	8,350
Other Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	704	791	1,037
Interest cost	1,361	1,545	2,279
Expected return on plan assets	0	0	0
Amortization of prior service credits	0	0	0
Recognized net actuarial losses (gains)	(3,361)	(2,696)	(863)
Net periodic benefit cost (income)	$ (1,296)	$ (360)	$ 2,453